Income Taxes (Tables)	12 Months Ended
Jun. 30, 2019
Income Tax Disclosure [Abstract]
Schedule of loss before provision for income taxes
	For the year ended June 30, 2019	For the year ended June 30, 2018	For the year ended June 30, 2017

Cayman and BVI	$(6,814,422)	$(2,744,479)	$(1,352,589)
PRC	(7,574,108)	(4,655,486)	(9,685,531)
	$(14,388,530)	$(7,399,965)	$(11,038,120)

Schedule of deferred tax assets
	June 30, 2019	June 30, 2018
Deferred tax assets
Allowance for doubtful accounts	$3,248,050	$2,972,087
Accrued claims charges	1,139,526	611,363
Impairment loss of long-lived assets	393,673	393,673
Net operating loss carryforward in China	477,887	145,641
Net operating loss carryforward in the U.S.	39,662	62,852
Valuation allowance	(5,298,798)	(4,185,616)
Total net deferred tax assets	$-	$-